Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Discloure of Significant Accounting Policies
Description of accounting policy for foreign currency translation [text block]
(i)	Foreign currency transactions

Transactions in foreign currencies are recorded at the rates of exchange prevailing at the dates of the transactions. At each statement of financial position date, foreign currency denominated monetary assets and liabilities are translated using the period end foreign exchange rate whereas non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. Non-monetary assets and liabilities that are stated at fair value in a foreign currency are translated using the rate on the date that the fair value was determined. All gains and losses on translation of these foreign currency transactions are included in profit or loss.

Description of accounting policy for functional currency [text block]
(ii)	Functional currency and presentation currency

The functional currency of the parent, its subsidiaries, and its associates, including the Juanicipio Project, is the United States dollar (“US$”).

The Company’s reporting and presentation currency is the United States dollar (“US$”).

Description of accounting policy for determining components of cash and cash equivalents [text block]
(b)	Cash and cash equivalents
Cash and cash equivalents include cash on hand, deposits held with banks, and other short-term highly liquid investments with original maturities of three months or less.
Description of accounting policy for measuring inventories [text block]
(c)	Inventories

Inventories include production inventory, and materials and supplies inventory.

All inventories are measured at the lower of cost and net realizable value. Cost is determined using the weighted average cost method and includes all costs incurred, based on a normal production capacity, in bringing each product to its present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less any further costs expected to be incurred to completion and estimated costs necessary to make the sale.

(i)	Production inventories

Production inventory consists of stockpiled ore, work-in-process, and concentrate.

The cost of production inventories includes:

●	operating costs, which include employee costs, material costs and contractor expenses which are directly attributable to the extraction and processing of mineralized material;
●	amortization of property, plant and equipment used in the extraction and processing of mineralized material; and

●	related production overheads.

The assumptions used in the valuation of inventories include estimates of the amount of recoverable metal in the stockpile and an assumption of the metal prices expected to be realized when the metal is recovered.

(ii)	Materials and supplies inventory

An allowance for obsolete and slow-moving inventories is determined by reference to specific items of inventory based on usage profile. A regular review is undertaken to determine the extent of such an allowance.

Description of accounting policy for investment in associates [text block]
(d)	Investments in associates

The Company conducts the majority of its business through an equity interest in associates. An associate is an entity over which the Company has significant influence, and is neither a subsidiary nor a joint arrangement, and includes the Company’s 44% interest in each of Minera Juanicipio, S.A. de C.V. and Equipos Chaparral, S.A. de C.V., both Mexican incorporated companies (Note 10, “Investment in Juanicipio”). The Company has significant influence when it has the power to participate in the financial and operating policy decisions of the associate but does not have control or joint control over those policies.

The Company accounts for its investment in associates using the equity method. The Company aggregates its disclosures required under IFRS for interests in associates effectively involved in advancing the same business objective. Under the equity method, the Company’s investments in associates are initially recognized at cost and subsequently increased or decreased to reflect additional contributions or distributions and to recognize the Company's share of earnings and losses of the associate and for impairment losses after the initial recognition date. The Company's share of earnings and losses of associates are recognized in profit or loss during the year. Intercompany interest on loans from the Company to its associates is recorded  against its share of income from equity accounted investment, rather than as a separate line item in profit or loss. Distributions received from an associate are accounted for as a reduction in the carrying amount of the Company’s investment.

Impairment

At the end of each reporting period, the Company assesses whether there is objective evidence that an investment in associate is impaired. The Company has performed an assessment for impairment indicators of its investments in associates as of December 31, 2022 and noted no impairment indicators. This assessment is generally made with reference to the timing of completing construction of the development project, future production, future silver, gold, lead and zinc prices, future capital requirements, future operating costs, exploration results achieved, and an assessment of the likely operating and estimated cash flow results to be achieved. When there is objective evidence that an investment in associate is impaired, the carrying amount of such investment is compared to its recoverable amount. If the recoverable amount of an investment in associate is less than its carrying amount, the carrying amount is reduced to its recoverable amount and an impairment loss, being the excess of carrying amount over the recoverable amount, is recognized in profit and loss. When an impairment loss reverses in a subsequent period, the carrying amount of the investment in associate is increased to the revised estimate of recoverable amount to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had an impairment loss not been previously recognized. A reversal of an impairment loss is recognized in profit and loss in the period the reversal occurs.

Description of accounting policy for exploration and evaluation expenditures [text block]
(e)	Exploration and evaluation assets

With respect to its exploration activities, the Company follows the practice of capitalizing all costs relating to the acquisition, exploration and evaluation of its mining rights. Option payments made by the Company are capitalized until the decision to exercise the option is made. If the option agreement is to exercise a purchase option in an underlying mineral property, the costs are capitalized and accounted for as an exploration and evaluation asset. If a mineable ore body is discovered, exploration and evaluation costs are reclassified to mining properties. At such time as commercial production commences, the capitalized costs will be depleted on a units-of-production method (“UOP”). If no mineable ore body is discovered, such costs are expensed or written-off in the period in which it is determined the property has no future economic value.

Exploration and evaluation expenditures include acquisition costs of rights to explore; topographical, geological, geochemical and geophysical studies; exploratory drilling; trenching and sampling; all costs incurred to obtain permits and other licenses required to conduct such activities, including legal, community, strategic and consulting fees; and activities involved in evaluating the technical feasibility and commercial viability of extracting mineral resources. This includes the costs incurred in determining the most appropriate mining/processing methods and developing feasibility studies. Expenditures incurred on a prospective property prior to the Company obtaining the right to explore it, are expensed in the period in which they are incurred.

When an exploration project has entered into the advanced exploration phase and sufficient evidence of the probability of the existence of economically recoverable minerals has been obtained, pre-operative expenditures relating to mine preparation works are capitalized to mine development costs. Activities that are typically capitalized include costs incurred to build shafts, drifts, ramps and access corridors to enable ore extraction from underground.

Impairment

Management reviews the carrying amount of exploration and evaluation assets for impairment when facts or circumstances suggest that the carrying amount is not recoverable. This review is generally made with reference to the timing of exploration work, work programs proposed, exploration results achieved by the Company and by others in the related area of interest, and an assessment of the likely results to be achieved from performance of further exploration. When the results of this review indicate that indicators of impairment exist, the Company estimates the recoverable amount of the deferred exploration costs and related mining rights by reference to the potential for success of further exploration activity and/or the likely proceeds to be received from sale or assignment of the rights. When the carrying amounts of exploration and evaluation assets are estimated to exceed their recoverable amounts, an impairment loss is recorded in profit and loss. If conditions that gave rise to the impairment no longer exist, a reversal of impairment may be recognized in a subsequent period, with the carrying amount of the exploration and evaluation asset increased to the revised estimate of recoverable amount to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had an impairment loss not been previously recognized. A reversal of an impairment loss is recognized in profit and loss in the period the reversal occurs.

Description of accounting policy for property, plant and equipment [text block]
(f)	Property, plant and equipment and mine development costs

Property, plant and equipment are recorded at cost less accumulated amortization and impairment losses. When parts of an item of equipment have different useful lives, they are accounted for as separate equipment items (major components).

Amortization is based on the depreciable amount, which is the cost of the asset, less its expected residual value.

Amortization of the 44% owned Juanicipio mine and plant is a component of the Company’s share of income (loss) from its equity investment in Juanicipio. With the exception of mobile equipment being amortized on a straight line basis over its useful life, the majority of the mine and plant will be amortized over tonnes processed from proven and probable reserves, on a UOP basis, once each component enters commercial production. The mine entered commercial production in January 2022 whereas the plant was not yet in commercial production as at December 31, 2022. Similar to the mine and plant, the Company’s corporate oversight costs associated with the Juanicipio Project are capitalized, and amortized on a UOP basis once in commercial production.

Amortization on 100% owned and controlled assets is recognized in profit or loss on a declining balance basis or straight-line basis over the estimated useful lives of each part of an item of property and equipment, based on how this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. Exploration assets that become a mineable ore body are reclassified to mineral properties.

The amortization rates for 100% owned and controlled assets are as follows:

Building	4% declining balance
Computer and office equipment	30% declining balance
Exploration camp and equipment	30% declining balance
Right-of-use asset	straight-line over the earlier of the end of the
lease term or useful life of the asset

Amortization methods, useful lives and residual values are reviewed at the end of each reporting period and adjusted if appropriate.

Description of accounting policy for leases [text block]
(g)	Leases

At inception of a contract, the Company assesses whether a contract is, or contains a lease. A contract is, or contains a lease if the contract conveys the right to control the use of an identified asset for the period of time in exchange for consideration. The Company assesses whether the contract involves the use of an identified asset, whether the Company has the right to obtain substantially all of the economic benefits from use of the asset throughout the contract term and if the Company has the right to direct the use of the asset.

As a lessee, the Company recognizes a right-of-use asset and a lease liability at the commencement date of a lease. Right-of-use assets are initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payment made at or before the commencement date.

Right-of-use assets are subsequently amortized on a straight-line basis from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. In addition, the right-of-use asset may be reduced due to impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

A lease liability is initially measured at the present value of the lease payments to be made over the lease term, discounted by the interest rate implicit in the lease or if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments include fixed payments, variable lease payments that depend on an index or a rate, amounts to be paid under residual value guarantees and the exercise price of a purchase option reasonably certain to be exercised by the Company.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a modification, a change in the lease term, a change in the fixed lease payments or change in the assessment to purchase the underlying asset.

The Company presents the right-of-use asset in the property and equipment line item on the consolidated statements of financial position and the lease obligation in its own line item on the consolidated statements of financial position.

Description of accounting policy for provisions [text block]
(h)	Provisions

Provisions are liabilities that are uncertain in timing or amount. The Company records a provision when and only when:

(i) The Company has a present obligation (legal or constructive) as a result of a past event;

(ii) It is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and

(iii) A reliable estimate can be made of the amount of the obligation.

Constructive obligations are obligations that derive from the Company’s actions where:

(i) By an established pattern of past practice, published policies or a sufficiently specific current statement, the Company has indicated to other parties that it will accept certain responsibilities; and

(ii) As a result, the Company has created a valid expectation on the part of those other parties that it will discharge those responsibilities.

Provisions are reviewed at the end of each reporting period and adjusted to reflect management’s current best estimate of the expenditure required to settle the present obligation at the end of the reporting period. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed. Provisions are reduced by actual expenditures for which the provision was originally recognized. Where discounting has been used, the carrying amount of a provision increases in each period to reflect the passage of time. This increase (accretion expense) is included in profit or loss for the period.

Closure and reclamation

A provision for mine closure cost is made in respect of the estimated future costs of closure, restoration and for environmental rehabilitation costs (which include the dismantling and demolition of infrastructure, removal of residual materials and remediation of disturbed areas) based on a mine closure plan, in the accounting period when the related environmental disturbance occurs. The provision is discounted and the unwinding of the discount is included within finance costs. At the time of establishing the provision, a corresponding asset is capitalized where it gives rise to a future economic benefit and is depreciated over future production from the mine to which it relates. The provision is reviewed on an annual basis for changes in cost estimates, discount rates or life of operations. Changes to estimated future costs are recognised in the statement of financial position by adjusting the mine closure cost liability and the related asset originally recognized.

Decommissioning assets depreciate over the estimated production period of the mining and processing facilities. The depreciation and amortization charge is recognized in profit or loss as part of production costs.

Description of accounting policy for deferred income tax [text block]
(i)	Income taxes

Income tax is comprised of current and deferred tax. Income tax is recognized in the consolidated statements of profit and loss except to the extent that it relates to items recognized directly in equity, in which case the income tax is also recognized directly in equity.

Current tax is the expected tax payable on taxable income for the year of each entity in the consolidated group, using tax rates enacted or substantively enacted, at the end of the reporting period.

Deferred income taxes relate to the expected future tax consequences of unused tax losses and unused tax credits and differences between the carrying amount of statement of financial position items and their corresponding tax values. Deferred tax assets, if any, are recognized only to the extent that, in the opinion of management, it is probable that sufficient future taxable profit will be available to recover the asset. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of substantive enactment.

Description of accounting policy for financial instruments [text block]
(j)	Financial instruments

Financial assets

Financial assets are classified as either financial assets at fair value through profit and loss (“FVTPL”), fair value through other comprehensive income (“FVTOCI”) or amortized cost. The Company determines the classification of financial assets at initial recognition.

(i)	Financial assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed in profit and loss. Equity instruments that are held for trading and all equity derivative instruments are classified as FVTPL. Equity derivative instruments such as warrants listed on a recognized exchange are valued at the latest available closing price. Warrants not listed on a recognized exchange, but where a secondary market exists, are valued at independent broker prices (if available) traded within that secondary market. If no secondary market exists, the warrants are valued using the Black Scholes option pricing model. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets held at FVTPL are included in profit and loss in the period in which they arise.

(ii)	Financial assets at FVTOCI

Equity instruments that are designated at FVTOCI are initially recorded at fair value plus transaction costs with all subsequent changes in fair value recognized in other comprehensive income (loss). For investments in equity instruments that are not held for trading, the Company can make an irrevocable election (on an instrument-by-instrument bases) at initial recognition to classify them as FVTOCI. On the disposal of the investment, the cumulative change in fair value in other comprehensive income (loss) is not recycled to profit and loss but transferred only within equity.

(iii)	Financial assets at amortized cost

Financial assets are classified at amortized cost if the objective of the business model is to hold the financial asset for the collection of contractual cash flows, and the assets’ contractual cash flows are comprised solely of payments of principal and interest. The Company’s loans to Mineria Juanicipio, S.A. de C.V. and Equipos Chaparral, S.A. de C.V., and accounts receivable are recorded at amortized cost as they meet the required criteria. A provision is recorded based on the expected credit losses for the financial asset and reflects changes in the expected credit losses at each reporting period (see impairment below).

Impairment

IFRS 9 requires an ‘expected credit loss’ model to be applied which requires a loss allowance to be recognized based on expected credit losses. This applies to financial assets measured at amortized cost. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in initial recognition.

Financial liabilities

Financial liabilities are initially recorded at fair value and subsequently measured at amortized cost, unless they are required to be measured at FVTPL (such as derivatives) or the Company has elected to measure at FVTPL. The Company’s financial liabilities include trade and other payables and lease obligations which are classified at amortized cost.

Description of accounting policy for debt [text block]
(k)	Debt

Debt is initially recorded at fair value, net of transaction costs incurred. Debt is subsequently carried at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the statement of profit and loss over the period of the debt using the effective interest method.

Description of accounting policy for share issuances [text block]
(l)	Share capital

The Company records proceeds from share issuances net of issue costs. The Company records proceeds from the exercise of stock options as share capital in the amount for which the option enabled the holder to purchase a share in the Company. Share capital issued for non-monetary consideration is recorded at the fair value of the non-monetary consideration received, or at the fair value of the shares issued if the fair value of the non-monetary consideration cannot be measured reliably, on the date of issue.

Description of accounting policy for share-based payment transactions [text block]
(m)	Share-based payments

The fair value of equity-settled share-based payment awards are estimated as of the date of the grant and recorded as share-based payment expense in profit or loss over their vesting periods, with a corresponding increase in equity. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met. Market price performance conditions are included in the fair value estimate on the grant date with no subsequent adjustment to the actual number of awards that vest. Forfeiture rates are estimated on grant date, and adjusted for actual forfeitures at each reporting period. Changes to the estimated number of awards that will eventually vest are accounted for prospectively. Share based payment awards with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values.

The fair value of stock options is estimated using the Black-Scholes option valuation model. The fair value of restricted and deferred share units, is based on the fair market value of a common share equivalent on the date of grant. The fair value of performance share units awarded with market price conditions is determined using the Monte Carlo pricing model and the fair value of performance share units with non-market performance conditions is based on the fair market value of a common share equivalent on the date of grant.

Description of accounting policy for recognition of revenue [text block]
(n)	Revenue

The Juanicipio Project recognizes revenue for silver, gold, lead and zinc from concentrate sales, net of treatment and refining charges, when it satisfies the performance obligation of transferring control of the concentrate to the customer. This generally occurs as material is received at the customer’s plant, as the customer has the ability to direct the use of and obtain substantially all of the remaining benefits from the material and the customer has the risk of loss. The Juanicipio revenues are based on estimated metal quantities based on assay data and on a provisional price. The receivable is marked to market for changes in price differences each period prior to final settlement. The Juanicipio Project also adjusts estimated metal quantities (which represents variable consideration) used in computing provisional revenues using new information and assay data from the smelter/refinery as it is received (if any). MAG only includes in the transaction price an amount which is not highly likely to be subject to significant subsequent revenue reversal. A provisional payment is generally due by the 15th of the month following delivery of the concentrate to the customer. Final payment is due upon final settlement of price and quantity with the customer. The principal risks associated with recognition of revenues on a provisional basis include metal price fluctuations and updated quantities between the date the sale is recorded and the date of final settlement.

Description of accounting policy for earnings per share [text block]
(o)	Income per common share

Basic income per share is based on the weighted average number of common shares outstanding during the period.

Diluted income per share is computed using the weighted average number of common and common equivalent shares outstanding during the period. Common equivalent shares consist of the incremental common shares upon the assumed exercise of stock options and warrants, and upon the assumed conversion of deferred share units and units issued under the Company’s share unit plan, to the extent their inclusion is not anti-dilutive.

Description of accounting policy for asset acquisitions [text block]
(p)	Asset acquisitions

Upon the acquisition of an asset or a group of assets and liabilities that does not constitute a business, the Company identifies and recognizes the individual identifiable assets acquired and liabilities assumed. The cost of the group is allocated to the individual identifiable assets and liabilities on the basis of their relative fair values at the date of purchase. Such a transaction or event does not give rise to goodwill.